Trade and other receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
At January 1	€ (540)
At December 31	(536)	€ (540)
Less: allowance for expected credit losses
Disclosure Of Trade And Other Receivables [Line Items]
At January 1	3	5
Provision for expected credit losses	10	5
Reversal of unutilized provisions	(4)	(3)
Receivables written off	(4)	(4)
At December 31	€ 5	€ 3